Equity - Additional Information (Detail)	1 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 EUR (€) shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	40,822,916			40,822,916				33,816,459
Nominal value per share | € / shares	€ 0.12			€ 0.12
Voting rights description				one vote per share	one vote per share
Sale of ordinary share | €				€ 64,084,953		€ 9,535,473
Payments for share issue costs | €				210,473		727,308
Authorized share capital | €	€ 14,100,000			14,100,000
Share capital | €	4,898,751			4,898,751		€ 4,051,916		€ 4,057,976
Private Placement [member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares	€ 64,100,000	$ 70,000,000
Purchase Price Per Share | $ / shares		$ 10.07
S V B Leerink [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares				9,200,000	$ 9,698,504
Payments for share issue costs				€ 308,000	299,954
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	40,822,916			40,822,916		33,765,967		33,816,459
Number of shares authorized | shares	58,750,000			58,750,000
Ordinary shares [member] | Private Placement [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	6,951,340			6,951,340
Nominal value per share | (per share)	€ 0.12			€ 0.12			$ 0.12
Proceeds from issue of ordinary shares				€ 64,100,000	$ 70,000,000
Ordinary shares [member] | S V B Leerink [Member]
Disclosure of classes of share capital [line items]
At-the-market program providing for sales from time to time | $			$ 75,000,000
Sale of ordinary share | €				€ 588,100
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized | shares	58,750,000			58,750,000